Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Principles of Consolidation
(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company are prepared on the accrual basis of accounting. All intercompany accounts and transactions have been eliminated.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Development Stage Company
(c)	Development Stage Company

The Company’s primary activities since inception have been organizing and staffing the Company, business planning, raising capital and acquiring and developing dalbavancin. Accordingly, the Company is considered to be in the “development stage” and has prepared the accompanying consolidated financial statements in accordance with the provisions of the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) No. 915, Accounting for Development Stage Entities.

Cash and Cash Equivalents and Restricted Cash
(d)	Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash resources principally in money market funds.

Cash accounts with any type of restriction are classified as restricted cash. If restrictions are expected to be lifted in the next twelve months, the restricted cash account is classified as current. Included within Restricted Cash on the Company’s December 31, 2012 consolidated balance sheet are certificates of deposit for $850,000 which are being held by a third party bank as collateral for the irrevocable letters of credit that were issued in 2012 to secure two office leases (see note 12, Commitments and Contingencies).

Financial Instruments
(e)	Financial Instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy is established that prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1:	Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2:	Inputs other than the quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly; and

Level 3:	Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. See note 5, Financial Instruments, for additional information.

Short-term Investments
(f)	Short-term Investments

As of December 31, 2012 , cash equivalents and short-term investments consist of investments in money market accounts, federal agency bonds and corporate entity commercial paper and bonds that are classified as available-for-sale pursuant to ASC 320, Investments—Debt and Equity Securities. The Company classifies investments available to fund current operations as current assets on its balance sheet. Investments are classified as long-term assets on the balance sheet if (i) the Company has the intent and ability to hold the investments for a period of at least one year and (ii) the contractual maturity date of the investments is greater than one year. All of the Company’s investments are classified as current.

The fair value of these securities is based on quoted prices for identical or similar assets. If a decline in the fair value is considered other-than-temporary the unrealized loss, if any, would be transferred from other comprehensive loss to the statement of operations. There were no charges taken for other-than-temporary declines in fair value of short-term investments during 2012. Realized gains and losses are determined using the specific identification method and are included in interest income in the statement of operations. There were no realized gains or losses recognized during 2012.

The Company reviews investments for other-than-temporary impairment whenever the fair value of an investment is less than the amortized cost and evidence indicates that an investment’s carrying amount is not recoverable within a reasonable period of time. To determine whether an impairment is other-than-temporary, the Company considers its intent to sell, or whether it is more likely than not that the Company will be required to sell, the investment before recovery of the investment’s amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, the severity and the duration of the impairment and changes in value subsequent to year end. As of December 31, 2012, there were no investments with a fair value that was lower than the amortized cost basis or any investments that had been in an unrealized loss position for a significant period. See note 5, Financial Instruments, for further information.

Other Intangible Assets
(g)	Other Intangible Assets

The Company had an acquired in-process research and development (IPR&D) intangible asset of $15,292,000 as of December 31, 2012 and 2011. Acquired IPR&D intangible assets represent the right to develop, use, sell or offer for sale intellectual property that the Company has acquired with respect to processes that have not been completed. These assets are required to be classified as indefinite-lived assets until the successful completion or abandonment of the associated research and development efforts. Accordingly, during the development period after the date of acquisition, these assets will not be amortized until their processes are completed and the Company receives regulatory approval from a major market to allow for the commencement of commercial marketing activities. At that time, the Company will determine the useful life of the asset, reclassify the asset out of in-process research and development and begin amortization. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

If the associated research and development effort is abandoned, the related assets likely will be written-off and the Company will record a non-cash impairment loss on its consolidated statement of operations. Acquired in-process research and development assets which are determined to have had a decrease in fair value are adjusted to fair value with an impairment charge. Such assets are tested at least annually or when a triggering event occurs that could indicate a potential impairment. Intangible assets with definite useful lives will be amortized to their estimated residual values over their estimated useful lives and reviewed for impairment if certain events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See note 8, Goodwill and Intangibles, for additional information.

Goodwill
(h)	Goodwill

Goodwill represents the excess of purchase price over fair value of net assets acquired in a business combination accounted for by the acquisition method of accounting and is not amortized, but subject to impairment testing at least annually or when a triggering event occurs that could indicate a potential impairment. The Company had goodwill of $5,811,000 as of December 31, 2012 and 2011. See note 8, Goodwill and Intangibles, for additional information.

Property and Equipment
(i)	Property and Equipment

Property and equipment are recorded at cost, net of depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets. The following table shows the estimated useful lives of the Company’s property and equipment:

Classification	Estimated Useful Lives
Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures	5 years
Information technology related	3-5 years

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized. Repairs and maintenance costs are expensed as incurred. See note 6, Property and Equipment, for additional information.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Operating Leases
(k)	Operating Leases

Rent expense related to leases is recorded on a straight-line basis over the term of the lease, including any rent free periods. The difference between actual rent payments and straight-line rent expense is recorded as deferred rent and included in other liabilities in the accompanying consolidated balance sheet.

Research and Development Costs
(l)	Research and Development Costs

Research and development costs are expensed as incurred and are primarily comprised of the following types of costs incurred in performing research and development activities:

•	employee-related expenses, including salaries, benefits, travel and share-based compensation expense;

•

external research and development expenses incurred under arrangements with third parties, such as contract research organizations (CROs), manufacturing organizations and consultants, including our scientific advisory board; and

•	facilities and laboratory and other supplies.

Income Taxes
(m)	Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for years in which the temporary differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes the benefit of an uncertain tax position that it has taken or expects to take on income tax returns it files if such tax position is more likely than not to be sustained. See note 11, Income Taxes, for additional information.

Share-Based Compensation
(n)	Share-Based Compensation

The Company uses share-based compensation in the form of stock options and restricted stock. Compensation expense is recognized in the consolidated statement of operations based on the estimated fair value of the shares at grant date. Compensation cost to be recognized reflects an estimate of the number of shares expected to vest after taking into consideration an estimate of forfeiture. The fair values of stock option grants are estimated as of the date of grant using the Black-Scholes option valuation model. The fair value of option grants are based on the fair value of the Company’s common stock on the date of grant. See note 9, Stockholders’ Equity and Stock Compensation, for additional information.

Concentrations
(o)	Concentrations

The Company maintains cash and cash equivalent balances with financial institutions which, at times, may exceed insurance limits established by the Federal Deposit Insurance Corporation. Management does not consider this to be a significant risk due to the long-standing reputation of these financial institutions.

The Company has entered into agreements with a contract manufacturer to manufacture clinical and future commercial supplies of dalbavancin. The Company has also entered into an agreement with a contract manufacturer to supply the drug substance for dalbavancin in the form of injectable grade powder. The loss of either of these suppliers could have a material adverse effect upon the Company’s operations.